Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 359,938	$ 341,330	$ 308,864
Operating expenses:
Cost of revenue	(101,564)	(103,541)	(99,170)
Sales and marketing	(59,420)	(46,210)	(50,150)
Research and development	(11,955)	(13,888)	(21,167)
General and administrative	(52,106)	(41,003)	(19,743)
Other income	375	536	202
Other expense	(8,308)	(209)	(236)
Total operating expenses	(232,978)	(204,315)	(190,264)
Operating profit	126,960	137,015	118,600
Finance income	19,726	29,152	20,623
Finance cost	(6,865)	(3,287)	(7,876)
Profit before income tax	139,821	162,880	131,347
Income tax expense	(37,168)	(38,441)	(30,265)
Profit for the year	102,653	124,439	101,082
Other comprehensive income (loss):
Pension adjustments, net of tax	128	162	(597)
Gain (loss) on foreign currency translation	5,656	(10,102)	1,219
Total comprehensive income (loss) for the year	108,437	114,499	101,704
Profit attributable to:
DoubleDown Interactive Co., Ltd.	102,498	124,105	101,039
Non-controlling interests	155	334	43
Total comprehensive income (loss) attributable to:
DoubleDown Interactive Co., Ltd.	108,282	114,227	101,661
Non-controlling interests	$ 155	$ 272	$ 43
Earnings per share:
Basic (in dollars per share)	$ 41.37	$ 50.09	$ 40.78
Diluted (in dollars per share)	$ 41.37	$ 50.09	$ 40.78